REVENUES (Tables)	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
SCHEDULE OF GEOGRAPHICAL REVENUE INFORMATION

The Company’s geographical revenue information is set forth below:

	For the Years Ended December 31,
	2022	2021
Sales in PRC	$26,438,509	$27,213,684
Sales in Overseas
-Republic of China (ROC, or Taiwan)	6,146,043	7,246,592
-South Korea	5,221,209	5,962,067
-Others	126,351	363,131
Sub-total	11,484,603	13,571,790
Total revenues	$37,923,112	$40,785,474